Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 2	$ 14
Ordinary shares, par value	$ 0.03	$ 0.03
Ordinary shares, shares authorized	100,000,000	37,500,000
Ordinary shares, shares issued	37,516,891	31,392,040
Ordinary shares, shares outstanding	37,516,891	31,392,040